Variable Interest Entities (Consolidated Financial Information of VIEs) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2014 Consolidated VIEs [Member] CNY		Jun. 30, 2013 Consolidated VIEs [Member] CNY		Jun. 30, 2012 Consolidated VIEs [Member] CNY
Variable Interest Entity [Line Items]
Total assets	$ 286,876	1,779,650	1,153,371		51,734		75,293
Total liabilities	187,288	1,161,847	1,103,132		85,346		140,586
Payable to third parties					42,651		69,306
Payable to inter-company entities					42,695	[1]	71,280	[1]
Net revenue	170,503	1,057,733	866,860	772,896	96,275		119,322		147,111
Net income	30,087	186,653	155,801	170,717	37,909		15,365		20,943
Inter-company service fees paid/payable					0	[1]	0	[1]	(2,525)	[1]
Inter-company payable forgiveness					7,680		0		0
Inter-company dividends received					24,900	[2]	0	[2]	0	[2]
Net income from third parties					5,329		15,365		23,468
Net (decrease)/increase in cash and cash equivalents	$ 100,729	624,881	(207,296)	231,065	(14,358)		33,324		(2,305)

[1]	All inter-company transactions and balances have been eliminated upon consolidation.
[2]	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.